OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables
The tables below summarize the movements relating to the Company's trade receivable and other for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
Trade accounts receivable and other - opening balance	3,569	4,432	3,863
Performance obligations satisfied	53,270	70,615	76,033
Payments received	(53,194)	(71,559)	(75,387)
Impairment of receivables (net of write backs and utilization)	(16)	9	(8)
Reclassification of the period-end receivables to held for sale and derecognition of receivable through business divestment	(724)	—	(182)
Acquisitions through business combination	—	4	532
TSR receivables retained in ArcelorMittal USA divestment [1]	260	—	—
Foreign exchange and others	(93)	68	(419)
Trade accounts receivable and other - closing balance	3,072	3,569	4,432
1.See note 6.1.3

Schedule of Cost of Sales
Cost of sales includes the following components:

	Year ended December 31,
	2020	2019	2018
Materials	34,599	47,809	46,842
Labor costs	7,690	9,094	9,206
Logistic expenses	3,474	4,951	4,974
Depreciation and amortization	2,960	3,067	2,799
Gain on bargain purchase[1]	—	—	(209)
Impairment reversal net of impairment (see note 5.3)	(133)	1,927	994
Gain on AM USA disposal [2]	(1,460)	—	—
Other	2,008	2,039	2,419
Total	49,138	68,887	67,025
1.See note 2.2.4
2.See note 2.3.1 for details

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2020	2019
Gross amount	3,208	3,698
Allowance for lifetime expected credit losses	(136)	(129)
Total	3,072	3,569

Exposure to Credit Risk by Reportable Segment
The maximum exposure to credit risk for trade accounts receivable by reportable segment is as follows:

	December 31,
	2020	2019
NAFTA [1]	455	301
Brazil	809	705
Europe	1,396	1,983
ACIS	190	527
Mining	222	53
Total	3,072	3,569
1.The increase in NAFTA trade receivables is due to the TSR receivables retained as part of the sale of ArcelorMittal USA, see note 4.1.

Aging of Trade Accounts Receivable
Aging of trade accounts receivable

	December 31,			December 31,
	2020			2019
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,699	(13)	2,686	2,851	(11)	2,840
Overdue 1-30 days	215	(1)	214	452	(2)	450
Overdue 31-60 days	49	(1)	48	85	(1)	84
Overdue 61-90 days	26	—	26	43	—	43
Overdue 91-180 days	42	(3)	39	67	(4)	63
More than 180 days	177	(118)	59	200	(111)	89
Total	3,208	(136)	3,072	3,698	(129)	3,569

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2020	2019	2018
Allowance - opening balance	129	173	193
Additions	27	18	35
Write backs / utilization	(11)	(27)	(29)
Foreign exchange and others	(9)	(35)	(26)
Allowance - closing balance	136	129	173

Schedule of Inventories
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,079 and 1,760 as of December 31, 2020 and 2019, respectively, are comprised of the following:

	December 31,
	2020	2019
Finished products	3,403	5,821
Production in process	3,305	4,165
Raw materials	3,839	5,101
Manufacturing supplies, spare parts and other [1]	1,781	2,209
Total	12,328	17,296
1.Including spare parts of 1.4 billion and 1.6 billion, and manufacturing and other of 0.4 billion and 0.6 billion as of December 31, 2020 and 2019, respectively.
Movement in Inventory Reserve
Movements in the inventory reserve are as follows:

	Year ended December 31,
	2020	2019	2018
Inventory reserve - opening balance	1,760	1,168	1,239
Additions [1]	294	726	423
Deductions / Releases [2]	(878)	(212)	(382)
Foreign exchange and others	(97)	78	(112)
Inventory reserve - closing balance	1,079	1,760	1,168
1.Additions in 2020 and 2019 refer to write-downs of inventories excluding those utilized or written back during the same financial year and the additions in 2018 refer to write-downs of inventories including those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilizations related to the prior periods in 2020 and 2019 and correspond to write-backs and utilizations related to the current and prior periods in 2018
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2020	2019
VAT receivables	752	941
Prepaid expenses and non-trade receivables	486	696
Financial amounts receivable	94	350
Income tax receivable	51	102
Receivables from public authorities	143	137
Receivables from sale of financial and intangible assets	78	153
Derivative financial instruments	353	268
Other [1]	324	109
Total	2,281	2,756
1.Other includes mainly advances to employees, accrued interest, CO2 emission rights held as current assets as of December 31, 2020 of 219 and other miscellaneous receivables.
Schedule of Other Assets
Other assets consisted of the following:

	December 31,
	2020	2019
Derivative financial instruments	324	130
Financial amounts receivable	503	594
Long-term VAT receivables	156	285
Cash guarantees and deposits	86	164
Receivables from public authorities	41	51
Accrued interest	30	65
Receivables from sale of financial and intangible assets	172	131
Income tax receivable	18	25
Other [1]	152	203
Total	1,482	1,648
1.Other mainly includes assets in pension funds and other amounts receivable
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities are comprised of the following as of:

	December 31,
	2020	2019
Accrued payroll and employee related expenses	1,238	1,560
Accrued interest and other payables	1,151	927
Payable from acquisition of intangible, tangible & financial assets [1]	847	1,559
Other amounts due to public authorities	680	507
Derivative financial instruments [2]	208	308
Unearned revenue and accrued payables	73	49
Total	4,197	4,910
1.Payables from acquisition of intangible, tangible & financial assets decreased primarily due to the divestment of ArcelorMittal USA and classification of ArcelorMittal Italia as assets held for sale at December 31, 2020. See note 2.3.1 and 2.3.2.
2.Derivative financial instruments included 125 as of December 31, 2019 relating to the fair value of the put option granted to ISP in the framework of the acquisition of ArcelorMittal Italia. The put option was exercised in December 2020 (see note 2.2.4).